UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Export and Multinational Fund
Export and Multinational
Class K

November 30, 2011

1.810713.107

EXF-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.2%
Distributors - 0.3%
Li & Fung Ltd.	2,856,000	$ 5,934
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	170,600	4,306
Hotels, Restaurants & Leisure - 4.3%
McDonald's Corp.	653,200	62,394
Starbucks Corp.	659,100	28,658
		91,052
Household Durables - 0.4%
Toll Brothers, Inc. (a)	460,200	9,347
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	128,700	24,748
Media - 4.0%
Discovery Communications, Inc. Class C (non-vtg.) (a)	682,600	25,830
Sirius XM Radio, Inc. (a)	6,354,600	11,438
Time Warner, Inc.	1,355,000	47,181
		84,449
Multiline Retail - 0.1%
Marisa Lojas SA	152,300	1,495
Specialty Retail - 1.7%
TJX Companies, Inc.	572,300	35,311
Textiles, Apparel & Luxury Goods - 2.0%
PVH Corp.	154,100	10,462
VF Corp.	227,300	31,524
		41,986
TOTAL CONSUMER DISCRETIONARY		298,628
CONSUMER STAPLES - 14.0%
Beverages - 4.7%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	761,400	14,824
Diageo PLC sponsored ADR (d)	373,300	31,958
The Coca-Cola Co.	786,000	52,843
		99,625
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	636,300	24,714
Drogasil SA	825,791	5,754
		30,468
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 1.2%
Green Mountain Coffee Roasters, Inc. (a)	119,100	$ 6,244
Shenguan Holdings Group Ltd.	12,098,000	6,699
Unilever NV (NY Reg.)	349,400	11,918
		24,861
Household Products - 2.5%
Procter & Gamble Co.	590,000	38,096
Spectrum Brands Holdings, Inc. (a)	534,082	14,965
		53,061
Personal Products - 0.4%
Herbalife Ltd.	133,400	7,377
Tobacco - 3.7%
Altria Group, Inc.	1,313,000	37,670
British American Tobacco PLC sponsored ADR	438,400	40,837
		78,507
TOTAL CONSUMER STAPLES		293,899
ENERGY - 14.9%
Energy Equipment & Services - 3.2%
Ensco International Ltd. ADR	308,300	16,022
Halliburton Co.	102,100	3,757
Schlumberger Ltd.	483,700	36,437
Transocean Ltd. (United States)	242,600	10,395
		66,611
Oil, Gas & Consumable Fuels - 11.7%
Apache Corp.	202,900	20,176
Chevron Corp.	681,500	70,072
Exxon Mobil Corp.	1,047,765	84,282
HollyFrontier Corp.	285,600	6,640
Noble Energy, Inc.	169,900	16,716
Northern Oil & Gas, Inc. (a)(d)	615,050	15,063
Royal Dutch Shell PLC Class B sponsored ADR	295,600	21,339
Valero Energy Corp.	560,672	12,486
		246,774
TOTAL ENERGY		313,385
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 8.4%
Capital Markets - 0.5%
Evercore Partners, Inc. Class A	371,358	$ 10,283
Commercial Banks - 5.2%
M&T Bank Corp.	344,900	25,171
U.S. Bancorp	1,037,000	26,879
Wells Fargo & Co.	2,180,200	56,380
		108,430
Diversified Financial Services - 1.8%
Citigroup, Inc.	799,420	21,968
JPMorgan Chase & Co.	516,100	15,984
		37,952
Real Estate Investment Trusts - 0.2%
SL Green Realty Corp.	63,700	4,194
Real Estate Management & Development - 0.5%
The St. Joe Co. (a)(d)	659,200	9,479
Thrifts & Mortgage Finance - 0.2%
BankUnited, Inc.	237,563	5,153
TOTAL FINANCIALS		175,491
HEALTH CARE - 12.1%
Biotechnology - 5.1%
Alexion Pharmaceuticals, Inc. (a)	188,900	12,970
Amgen, Inc.	609,700	35,308
BioMarin Pharmaceutical, Inc. (a)	678,800	23,500
Gilead Sciences, Inc. (a)	240,400	9,580
Infinity Pharmaceuticals, Inc. (a)(d)	361,100	3,297
Theravance, Inc. (a)(d)	375,100	8,755
United Therapeutics Corp. (a)	142,200	5,817
Vertex Pharmaceuticals, Inc. (a)	243,400	7,056
		106,283
Health Care Equipment & Supplies - 2.8%
Baxter International, Inc.	375,500	19,398
C. R. Bard, Inc.	142,500	12,425
Covidien PLC	369,600	16,835
Insulet Corp. (a)	572,400	10,635
		59,293
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 1.0%
McKesson Corp.	198,600	$ 16,148
MEDNAX, Inc. (a)	77,200	5,203
		21,351
Pharmaceuticals - 3.2%
Cadence Pharmaceuticals, Inc. (a)(d)	1,321,500	5,801
Elan Corp. PLC sponsored ADR (a)	1,049,900	11,360
GlaxoSmithKline PLC sponsored ADR	106,400	4,733
Sanofi-aventis sponsored ADR	682,700	23,901
Shire PLC sponsored ADR	121,800	12,341
Valeant Pharmaceuticals International, Inc. (Canada)	216,201	10,005
		68,141
TOTAL HEALTH CARE		255,068
INDUSTRIALS - 9.9%
Aerospace & Defense - 2.8%
Precision Castparts Corp.	104,700	17,249
Textron, Inc.	277,200	5,386
United Technologies Corp.	480,300	36,791
		59,426
Commercial Services & Supplies - 0.4%
Stericycle, Inc. (a)	97,000	7,859
Construction & Engineering - 0.2%
Larsen & Toubro Ltd.	140,615	3,498
Electrical Equipment - 1.8%
Emerson Electric Co.	414,100	21,637
GrafTech International Ltd. (a)	444,700	6,421
Roper Industries, Inc.	111,000	9,456
		37,514
Industrial Conglomerates - 0.3%
General Electric Co.	473,800	7,538
Machinery - 1.3%
Cummins, Inc.	166,100	16,000
Ingersoll-Rand PLC	352,700	11,681
		27,681
Professional Services - 1.2%
IHS, Inc. Class A (a)	280,400	24,782
Road & Rail - 1.7%
Union Pacific Corp.	352,400	36,442
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.2%
Companhia de Concessoes Rodoviarias	540,000	$ 3,449
TOTAL INDUSTRIALS		208,189
INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 3.4%
Aruba Networks, Inc. (a)	271,436	5,727
Calix Networks, Inc. (a)	1,275,151	11,502
Cisco Systems, Inc.	1,333,600	24,858
QUALCOMM, Inc.	522,900	28,655
		70,742
Computers & Peripherals - 4.7%
Apple, Inc. (a)	235,400	89,972
SanDisk Corp. (a)	164,100	8,092
		98,064
Internet Software & Services - 3.2%
eBay, Inc. (a)	708,400	20,962
Facebook, Inc. Class B (e)	117,366	2,934
Google, Inc. Class A (a)	49,275	29,535
Rackspace Hosting, Inc. (a)	303,000	13,144
		66,575
IT Services - 3.8%
Accenture PLC Class A	396,300	22,958
Cognizant Technology Solutions Corp. Class A (a)	462,500	31,149
Fidelity National Information Services, Inc.	657,200	15,832
Virtusa Corp. (a)	681,666	10,729
		80,668
Semiconductors & Semiconductor Equipment - 0.9%
Avago Technologies Ltd.	342,600	10,251
RF Micro Devices, Inc. (a)	1,535,500	9,566
		19,817
Software - 3.2%
ANSYS, Inc. (a)	240,500	14,904
Citrix Systems, Inc. (a)	80,600	5,754
Oracle Corp.	1,106,300	34,683
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Red Hat, Inc. (a)	255,100	$ 12,775
Trion World Network, Inc. warrants 8/10/17 (a)(e)	28,652	0*
		68,116
TOTAL INFORMATION TECHNOLOGY		403,982
MATERIALS - 2.7%
Chemicals - 1.2%
LyondellBasell Industries NV Class A	326,000	10,650
Monsanto Co.	131,700	9,673
Uralkali JSC GDR (Reg. S)	114,200	4,613
		24,936
Metals & Mining - 1.5%
Newmont Mining Corp.	448,200	30,872
TOTAL MATERIALS		55,808
TELECOMMUNICATION SERVICES - 1.6%
Wireless Telecommunication Services - 1.6%
American Tower Corp. Class A	564,900	33,329
UTILITIES - 1.3%
Electric Utilities - 1.3%
Power Assets Holdings Ltd.	884,000	6,624
PPL Corp.	691,000	20,744
		27,368
TOTAL COMMON STOCKS (Cost $1,848,863)		2,065,147
Convertible Preferred Stocks - 0.4%

INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.2%
Ning, Inc. Series D 8.00% (e)	1,398,601	3,566
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 0.2%
Trion World Network, Inc.:
Series C, 8.00% (a)(e)	910,747	$ 3,898
Series C-1, 8.00% (a)(e)	71,630	307
		4,205
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $15,394)		7,771
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.11% (b)	17,384,602	17,385
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	22,772,700	22,773
TOTAL MONEY MARKET FUNDS (Cost $40,158)		40,158
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,904,415)		2,113,076
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(13,129)
NET ASSETS - 100%		$ 2,099,947
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,705,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 2,934
Ning, Inc. Series D 8.00%	3/19/08	$ 10,000
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0
Trion World Network, Inc.: Series C, 8.00%	8/22/08	$ 5,001
Series C-1, 8.00%	8/10/10	$ 393
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 7
Fidelity Securities Lending Cash Central Fund	263
Total	$ 270
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 298,628	$ 292,694	$ 5,934	$ -
Consumer Staples	293,899	287,200	6,699	-
Energy	313,385	313,385	-	-
Financials	175,491	175,491	-	-
Health Care	255,068	255,068	-	-
Industrials	208,189	204,691	3,498	-
Information Technology	411,753	401,048	-	10,705
Materials	55,808	55,808	-	-
Telecommunication Services	33,329	33,329	-	-
Utilities	27,368	20,744	6,624	-
Money Market Funds	40,158	40,158	-	-
Total Investments in Securities:	$ 2,113,076	$ 2,079,616	$ 22,755	$ 10,705
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 15,384
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(4,679)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 10,705
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ (4,679)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $1,912,819,000. Net unrealized appreciation aggregated $200,257,000, of which $309,114,000 related to appreciated investment securities and $108,857,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 30, 2012